UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23785

 NAME OF REGISTRANT:                     Volatility Shares Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2000 PGA Blvd
                                         Suite 4400
                                         Palm Beach Gardens, FL 33408

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Corporation Service Company
                                         251 Little Falls Drive
                                         Wilmington, DE 19808

 REGISTRANT'S TELEPHONE NUMBER:          866-261-0273

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


-1x Short VIX Mid-Term Futures Strategy ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2x Bitcoin Strategy ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Volatility Shares S&P 500 High Volatility Index ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


1x Long VIX Futures Strategy K-1 Free ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Volatility Shares Trust
By (Signature)       /s/ Justin Young
Name                 Justin Young
Title                President
Date                 08/22/2023